Income Taxes - Schedule of Net Operating Tax Loss Carry Forwards (Details) - Dec. 31, 2023 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Net Operating Tax Loss Carry Forward:
Net operating tax loss carry forwards	¥ 115,692	$ 16,296
Tax Year 2024 [Member]
Net Operating Tax Loss Carry Forward:
Net operating tax loss carry forwards	21,197	2,986
Tax Year 2025 [Member]
Net Operating Tax Loss Carry Forward:
Net operating tax loss carry forwards	12,820	1,806
Tax Year 2026 [Member]
Net Operating Tax Loss Carry Forward:
Net operating tax loss carry forwards	15,059	2,121
Tax Year 2027 [Member]
Net Operating Tax Loss Carry Forward:
Net operating tax loss carry forwards	39,743	5,598
Tax Year 2028 [Member]
Net Operating Tax Loss Carry Forward:
Net operating tax loss carry forwards	¥ 26,873	$ 3,785